3. CAPITAL LEASE OBLIGATION (Dec 2016)	6 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
CAPITAL LEASE OBLIGATION

The Company entered into a five-year capital lease obligation in January 2016 for the acquisition of manufacturing equipment totaling $51,252. At December 31, 2016, future minimum lease payments under the capital lease obligation are as follows:

Fiscal Year Ending June 30:	Amount
2017	$5,125
2018	10,250
2019	10,250
2020	10,250
2021	5,126
Total minimum payments	41,001
Less: amount representing interest	5,053
Present value of minimum lease payments	35,948
Less: current portion	8,120
$27,828